Income tax - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Future income tax rate for the year 2018		35.00%
Future income tax rate for the year 2019		30.00%
Future income tax rate for the year 2020 and thereafter		25.00%
Future Applicable Tax Rate Year Four		30.00%
Deferred tax expense (income)	$ 70,544	$ 13,805	$ 31,346	$ 24,999
Special Current Tax Charge	$ 11,876
Income Tax, Inflation Adjustment Due To Price Index Variation		$ 25,680,000	$ 31,202,000
Percentage Price Index Variation Has Exceeded		15.00%	30.00%
Current Tax Liabilities Due To Tax Inflation Adjustments		$ 4,278,000	$ 6,044,000
Deferred Tax Liabilities Due To Tax Inflation Adjustments		21,402,000	$ 25,158,000
Unrecognized deferred tax assets on tax loss carry forwards		$ 54,200